OTHER RECEIVABLES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
OTHER RECEIVABLES.
OTHER RECEIVABLES

6. OTHER RECEIVABLES

Other receivables include the balance of notes and loans receivable on our games and fully integrated kiosk products, development agreements, which are generated from reimbursable amounts advanced to tribal customers generally used by the customer to build, expand or renovate its facility, and an agreement with Bee Caves Games, Inc. (“Bee Caves Games”) in July 2014, under which the Company agreed to make a loan pursuant to a secured promissory note in the amount of $4.5 million. In association with the promissory note, the Company received warrants to purchase Bee Caves Games common stock, and recorded a discount to the note for the fair value of the warrants received. The warrants are included in the balance of other assets, non-current.  The note, which bears interest at 7%, requires interest only payments for the first 24 months followed by repayments of principal and interest in 48 equal monthly installments.

Other receivables also include income taxes receivable and other miscellaneous receivables. The balance of other receivables consisted of the following (in thousands):

	At March 31,	At December 31,
	2015	2014

Other receivables
Notes and loans receivable, net of discount of $814 and $853, respectively	$13,261	$13,939
Federal and state income tax receivable	15,142	15,092
Other	582	706

Total other receivables	28,985	29,737

Less: Notes and loans receivable, non-current	8,593	9,184
Total other receivables, current portion	$20,392	$20,553

6. OTHER RECEIVABLES

Other receivables include the balance of notes and loans receivable on our games and fully integrated kiosk products, development agreements, which are generated from reimbursable amounts advanced to tribal customers generally used by the customer to build, expand or renovate its facility, and an agreement with Bee Caves Games, Inc. (“Bee Caves Games”) in July 2014, under which the Company agreed to make a loan pursuant to a secured promissory note in the amount of $4.5 million. In association with the promissory note, the Company received warrants to purchase Bee Caves Games common stock, and recorded a discount to the note for the fair value of the warrants received. The warrants are included in the balance of other assets, non-current.  The note, which bears interest at 7%, requires interest only payments for the first 24 months followed by repayments of principal and interest in 48 equal monthly installments.

Other receivables also include income taxes receivable and other miscellaneous receivables. The balance of other receivables consisted of the following (in thousands):

	At June 30,	At December 31,
	2015	2014
Other receivables
Notes and loans receivable, net of discount of $776 and $853, respectively	$10,984	$13,939
Federal and state income tax receivable	7,465	15,092
Other	731	706
Total other receivables	19,180	29,737
Less: Notes and loans receivable, non-current	7,808	9,184
Total other receivables, current portion	$11,372	$20,553

6. OTHER RECEIVABLES

Other receivables includes the balance of notes and loans receivable on our gaming and fully integrated kiosk products as well as income taxes receivable and other miscellaneous receivables.  The balance of other receivables consisted of the following (in thousands):

	At December 31,
	2014	2013
Other receivables
Notes and loans receivable, net of discount of $853 and $0, respectively	$13,939	$3,249
Federal and state income tax receivable	15,092	16
Other	706	2,039
Total other receivables	29,737	5,304
Less: Notes and loans receivable, non-current	9,184	699
Total other receivables, current portion	$20,553	$4,605

Notes receivable from development agreements are generated from reimbursable amounts advanced under development agreements.  The notes receivable from development agreements balance includes a development agreement with the Chickasaw Nation for the Winstar Casino expansion entered into on November 19, 2012.

On July 17, 2014, Multimedia Games entered into an agreement with Bee Caves Games, Inc. (“Bee Caves Games”) under which Multimedia Games agreed to make a loan pursuant to a secured promissory note in the amount of $4.5 million. In association with the promissory note, Multimedia Games received warrants to purchase Bee Caves Games common stock, and recorded a discount to the note for the fair value of the warrants received. The note, which bears interest at 7%, requires interest only payments for the first 24 months followed by repayments of principal and interest in 48 equal monthly installments.